As filed with the Securities and Exchange Commission on December 10, 2013
Securities Act File No. 333-190188
Investment Company Act File No.  811-08603

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933

☐	Pre-Effective Amendment No. __

☒	Post-Effective Amendment No. 1

(Check appropriate box or boxes)

BLACKROCK DEBT STRATEGIES FUND, INC.
(Exact name of registrant as specified in charter)

100 BELLEVUE PARKWAY WILMINGTON, DELAWARE 19809
(Address of Principal Executive Offices)

(800) 882-0052
(Area Code and Telephone Number)

John M. Perlowski
President and Chief Executive Officer
BlackRock Corporate High Yield Fund VI, Inc.
55 East 52nd Street
New York, New York 10055
(Name and Address of Agent for Service)

Copies to:

Thomas A. DeCapo, Esq. Skadden, Arps, Slate, Meagher & Flom LLP One Beacon Street Boston, Massachusetts 02108	Janey Ahn, Esq. BlackRock Advisors, LLC 40 East 52nd Street New York, New York 10022

EXPLANATORY NOTE

The Joint Proxy Statement/Prospectus and Statement of Additional Information, each in the form filed on September 10, 2013 pursuant to Rule 497 of the General Rules and Regulations under the Securities Act of 1933, as amended (File Nos. 333-190188 and 811-08603), are incorporated herein by reference.

This amendment is being filed in order to (i) file, as Exhibit 11 to this Registration Statement, the opinion and consent of Miles & Stockbridge P.C., special counsel for the Registrant, regarding the legality of the securities being offered pursuant to this Registration Statement which is not qualified by the assumption that the required shareholder approval for the issuance of such securities will be obtained; and (ii) file, as Exhibit 12 to this Registration Statement, the tax opinions of Skadden, Arps, Slate, Meagher & Flom LLP, special U.S. federal income tax counsel for the Registrant.

PART C:  OTHER INFORMATION

ITEM 15.  Indemnification

There has been no change in the information set forth in Item 15 of the most recently filed Registration Statement of BlackRock Debt Strategies Fund, Inc. (the “Registrant”) on Form N-14 under the Securities Act of 1933 (File No. 333-190188), as filed with the Securities and Exchange Commission on September 9, 2013, which information is incorporated herein by reference.

ITEM 16.  Exhibits

Exhibit No.	Description of Exhibit

ITEM 16.    Exhibits

Exhibit No.	Description of Exhibit

(1)	Articles of Incorporation, dated January 12, 1998 (a)

(2)	Amended and Restated Bylaws of the Registrant, dated September 17, 2010 (b)

(3)	Not applicable

(4)	Form of Agreement and Plan of Reorganization (c)

(5)(a)	Selected Provisions of the Articles of Incorporation and the Amended and Restated Bylaws of the Registrant Defining the Rights of Shareholders*

(6)(a)	Investment Management Agreement, dated September 29, 2006 (h)

(b)	Sub-Investment Advisory Agreement, dated September 29, 2006 (i)

(7)	Not applicable

(8)	Form of Second Amended and Restated Deferred Compensation Plan (j)

(9)(a)	Custodian Agreement between The Bank of New York and Registrant, dated October 26, 2001 (k)

(b)	Form of Custodian Agreement between State Street Bank and Registrant (l)

(10)	Not applicable

(11)(a)	Opinion and Consent of Special Counsel for the Registrant, dated September 9, 2013 (m)

(b)	Opinion and Consent of Special Counsel for the Registrant, dated December 9, 2013*

(12)(a)	Tax opinion of Skadden, Arps, Slate, Meagher & Flom LLP relating to Registrant’s reorganization with BlackRock Senior High Income Fund*

(b)	Tax opinion of Skadden, Arps, Slate, Meagher & Flom LLP relating to Registrant’s reorganization with BlackRock Strategic Bond Trust*

(13)(a)	Amended and Restated Credit Agreement, dated March 3, 2011 (n)

(b)	Amendment No. 1 to Amended and Restated Credit Agreement, dated March 2, 2012 (o)

(c)	Amendment No. 2 to Amended and Restated Credit Agreement, dated March 1, 2013 (p)

(d)	Form of Amendment No. 3 to Amended and Restated Credit Agreement (q)

(14)	Consent of the Independent Registered Public Accounting Firm for the Registrant, BlackRock Senior High Income Fund and BlackRock Strategic Bond Trust

(15)	Not applicable

(16)	Power of Attorney (f)

(17)(a)	Form of Proxy Cards for the Funds (g)

(b)	Registrar, Transfer Agency and Service Agreement between the Registrant and The Bank of New York (d)

*	Filed herewith.
(a)	Incorporated by reference to Exhibit (a) to the Registrant’s Registration Statement on Form N-2, filed on March 24, 1998.
(b)	Incorporated by reference to Exhibit 3.1 to the Registrant’s Form 8-K filed on September 21, 2010.
(c)	Incorporated by reference to Appendix A of the Registrant’s Statement of Additional Information filed herewith.
(d)	Incorporated by reference to Exhibit (k) to the Registrant’s Registration Statement on Form N-2, filed on February 18, 1998.
(c)	Incorporated by reference to Exhibit 5(a) to the Registrant’s Registration Statement on Form N-14, filed on July, 26, 2013.
(f)	Incorporated by reference to Exhibit 16 to the Registrant’s Registration Statement on Form N-14, filed on July, 26, 2013.
(g)	Incorporated by reference to Exhibit 17(a) to the Registrant’s Registration Statement on Form N-14, filed on July, 26, 2013.
(h)	Incorporated by reference to Exhibit 6(a) to the Registrant’s Registration Statement on Form N-14, filed on September 9, 2013.
(i)	Incorporated by reference to Exhibit 6(b) to the Registrant’s Registration Statement on Form N-14, filed on September 9, 2013.
(j)	Incorporated by reference to Exhibit 8 to the Registrant’s Registration Statement on Form N-14, filed on September 9, 2013.
(k)	Incorporated by reference to Exhibit 9(a) to the Registrant’s Registration Statement on Form N-14, filed on September 9, 2013.
(l)	Incorporated by reference to Exhibit 9(b) to the Registrant’s Registration Statement on Form N-14, filed on September 9, 2013.
(m)	Incorporated by reference to Exhibit 11(a) to the Registrant’s Registration Statement on Form N-14, filed on September 9, 2013.
(n)	Incorporated by reference to Exhibit 13(a) to the Registrant’s Registration Statement on Form N-14, filed on September 9, 2013.
(o)	Incorporated by reference to Exhibit 13(b) to the Registrant’s Registration Statement on Form N-14, filed on September 9, 2013.
(p)	Incorporated by reference to Exhibit 13(c) to the Registrant’s Registration Statement on Form N-14, filed on September 9, 2013.
(q)	Incorporated by reference to Exhibit 13(d) to the Registrant’s Registration Statement on Form N-14, filed on September 9, 2013.
(r)	Incorporated by reference to Exhibit 14 to the Registrant’s Registration Statement on Form N-14, filed on September 9, 2013.

ITEM 17.  Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable Exchange registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 10th day of December 2013.

BLACKROCK DEBT STRATEGIES FUND, INC.
By:	/s/ John M. Perlowski
Name:	John M. Perlowski
Title:	President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ John M. Perlowski	President and Chief Executive Officer	December 10, 2013
John M. Perlowski

/s/ Neal J. Andrews	Chief Financial Officer	December 10, 2013
Neal J. Andrews

*	Director	December 10, 2013
Michael J. Castellano

*	Director	December 10, 2013
Richard E. Cavanagh

*	Director	December 10, 2013
Frank J. Fabozzi

*	Director	December 10, 2013
Kathleen F. Feldstein

*	Director	December 10, 2013
James T. Flynn

*	Director	December 10, 2013
Jerrold B. Harris

*	Director	December 10, 2013
R. Glenn Hubbard

*	Director	December 10, 2013
W. Carl Kester

*	Director	December 10, 2013
Karen P. Robards

*	Director	December 10, 2013
Paul L. Audet

*		Director	December 10, 2013
Henry Gabbay

*By:	/s/ John M. Perlowski	Attorney-in-Fact	December 10, 2013
John M. Perlowski

EXHIBIT INDEX

Exhibit No.		Description of Exhibits

11		Opinion and Consent of Special Counsel for the Registrant, dated December 9, 2013

12	(a)	Tax opinion of Skadden, Arps, Slate, Meagher & Flom LLP relating to Registrant’s reorganization with BlackRock Senior High Income Fund

	(b)	Tax opinion of Skadden, Arps, Slate, Meagher & Flom LLP relating to Registrant’s reorganization with BlackRock Strategic Bond Trust